Jun. 18, 2024
First Trust Nasdaq Lux Digital Health Solutions ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	0.00%	-13.05%	3/22/2022
Return After Taxes on Distributions	0.00%	-13.05%
Return After Taxes on Distributions and Sale of Fund Shares	0.00%	-9.81%
Nasdaq Lux Health TechTM Index (reflects no deduction for fees, expenses or taxes)	0.60%	-12.53%
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)	1.92%	1.01%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	4.30%